JPMorgan USD Emerging Markets Sovereign Bond ETF
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 86.3%
Angola — 2.3%
Republic of Angola
8.25%, 5/9/2028 (a)	552,000	531,300
8.00%, 11/26/2029 (a)	400,000	373,000
9.38%, 5/8/2048 (a)	680,000	609,450
		1,513,750
Azerbaijan — 0.7%
Republic of Azerbaijan
4.75%, 3/18/2024 (a)	256,000	255,888
3.50%, 9/1/2032 (b)	1,000	859
3.50%, 9/1/2032 (a)	235,000	201,924
		458,671
Bahrain — 4.5%
CBB International Sukuk Programme Co. SPC
6.25%, 11/14/2024 (a)	207,000	213,960
4.50%, 3/30/2027 (b) (c)	389,000	383,724
Kingdom of Bahrain
6.13%, 8/1/2023 (a)	250,000	253,797
7.00%, 1/26/2026 (b)	121,000	127,867
7.00%, 1/26/2026 (a)	189,000	199,726
7.00%, 10/12/2028 (b)	402,000	418,155
6.75%, 9/20/2029 (a)	200,000	201,850
5.63%, 9/30/2031 (a)	334,000	310,682
5.45%, 9/16/2032 (a)	484,000	440,531
5.25%, 1/25/2033 (a)	200,000	177,100
6.00%, 9/19/2044 (a)	228,000	188,713
		2,916,105
Bolivia, Plurinational State of — 0.3%
Plurinational State of Bolivia 4.50%, 3/20/2028 (a)	200,000	162,225
Brazil — 6.2%
Federative Republic of Brazil
8.88%, 4/15/2024	259,000	286,082
4.25%, 1/7/2025	227,000	229,596
6.00%, 4/7/2026	589,000	627,211
4.63%, 1/13/2028	480,000	468,690
4.50%, 5/30/2029	310,000	293,299
8.25%, 1/20/2034	380,000	440,515
7.13%, 1/20/2037	350,000	378,503
5.63%, 1/7/2041	140,000	124,101
5.00%, 1/27/2045	265,000	211,222
5.63%, 2/21/2047	342,000	292,581
4.75%, 1/14/2050	871,000	658,041
		4,009,841
Chile — 1.6%
Republic of Chile
2.75%, 1/31/2027	200,000	191,600
2.45%, 1/31/2031	393,000	347,265

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Chile—continued
3.10%, 5/7/2041	200,000	161,300
3.86%, 6/21/2047	200,000	176,350
3.50%, 4/15/2053	200,000	161,287
		1,037,802
China — 1.2%
People's Republic of China
1.95%, 12/3/2024 (a)	200,000	196,244
3.50%, 10/19/2028 (a)	200,000	204,412
1.20%, 10/21/2030 (a)	200,000	173,334
1.75%, 10/26/2031 (a)	200,000	178,872
		752,862
Colombia — 5.8%
Republic of Colombia
4.00%, 2/26/2024	200,000	199,225
8.13%, 5/21/2024	238,000	254,333
4.50%, 3/15/2029	1,122,000	1,039,814
3.00%, 1/30/2030	222,000	183,747
3.25%, 4/22/2032	232,000	186,180
7.38%, 9/18/2037	100,000	104,206
6.13%, 1/18/2041	196,000	177,539
4.13%, 2/22/2042	206,000	149,865
5.63%, 2/26/2044	200,000	167,725
5.00%, 6/15/2045	637,000	495,188
5.20%, 5/15/2049	1,053,000	832,067
		3,789,889
Costa Rica — 1.0%
Republic of Costa Rica
7.00%, 4/04/2044 (a)	494,000	454,418
7.16%, 3/12/2045 (a)	237,000	222,677
		677,095
Cote D'Ivoire — 0.3%
Republic of Cote d'Ivoire 6.13%, 6/15/2033 (b)	210,000	186,939
Croatia — 0.3%
Republic of Croatia 6.00%, 1/26/2024 (a)	200,000	206,600
Dominican Republic — 5.8%
Dominican Republic Government Bond
5.50%, 1/27/2025 (a)	220,000	223,025
6.88%, 1/29/2026 (a)	402,000	415,065
5.95%, 1/25/2027 (a)	300,000	299,775
5.95%, 1/25/2027 (b)	198,000	197,852
6.00%, 7/19/2028 (a)	49,000	48,090
6.00%, 7/19/2028 (b)	208,000	204,139
4.50%, 1/30/2030 (a)	550,000	481,697
4.88%, 9/23/2032 (a)	274,000	236,034
7.45%, 4/30/2044 (a)	128,000	122,544

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Dominican Republic—continued
7.45%, 4/30/2044 (b)	302,000	289,127
6.85%, 1/27/2045 (a)	104,000	93,197
6.85%, 1/27/2045 (b)	357,000	319,917
6.40%, 6/5/2049 (a)	308,000	260,606
6.40%, 6/5/2049 (b)	305,000	258,068
5.88%, 1/30/2060 (a)	435,000	338,158
		3,787,294
Egypt — 0.0% ^
Arab Republic of Egypt
5.58%, 2/21/2023 (a)	1,000	993
7.50%, 1/31/2027 (a)	25,000	22,812
		23,805
Ethiopia — 0.2%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (b)	200,000	123,538
Gabon — 0.3%
Gabonese Republic 6.63%, 2/6/2031 (a)	200,000	169,475
Guatemala — 0.3%
Republic of Guatemala 6.13%, 6/1/2050 (a)	200,000	184,850
Hungary — 0.9%
Hungary Government Bond
5.38%, 3/25/2024	200,000	205,412
7.63%, 3/29/2041	200,000	246,725
3.13%, 9/21/2051 (a)	200,000	135,413
		587,550
India — 0.3%
Export-Import Bank of India 3.25%, 1/15/2030 (a)	249,000	223,758
Indonesia — 2.3%
Perusahaan Penerbit SBSN Indonesia III 4.15%, 3/29/2027 (b)	200,000	200,475
Republic of Indonesia
3.85%, 7/18/2027 (a)	473,000	471,906
4.10%, 4/24/2028	200,000	201,537
8.50%, 10/12/2035 (a)	204,000	269,765
6.63%, 2/17/2037 (b)	145,000	166,777
3.05%, 3/12/2051	271,000	215,136
		1,525,596
Iraq — 0.6%
Republic of Iraq
5.80%, 1/15/2028 (a)	202,500	192,223
5.80%, 1/15/2028 (b)	187,500	177,985
		370,208
Jamaica — 1.7%
Jamaica Government Bond

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Jamaica—continued
6.75%, 4/28/2028	510,000	543,564
8.00%, 3/15/2039	4,000	4,777
7.88%, 7/28/2045	471,000	545,418
		1,093,759
Jordan — 1.3%
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (b)	346,000	338,604
5.85%, 7/7/2030 (a)	536,000	474,461
		813,065
Kazakhstan — 0.9%
Republic of Kazakhstan
3.88%, 10/14/2024 (b)	350,000	355,775
4.88%, 10/14/2044 (a)	280,000	253,802
		609,577
Kenya — 1.7%
Republic of Kenya
6.88%, 6/24/2024 (a)	302,000	281,237
7.25%, 2/28/2028 (b)	355,000	310,625
7.25%, 2/28/2028 (a)	296,000	259,000
8.25%, 2/28/2048 (a)	335,000	260,463
		1,111,325
Kuwait — 0.6%
State of Kuwait
3.50%, 3/20/2027 (a)	200,000	204,100
3.50%, 3/20/2027 (b)	200,000	204,100
		408,200
Malaysia — 0.4%
Malaysia Sovereign Sukuk Bhd. 3.04%, 4/22/2025 (a)	286,000	285,339
Mexico — 2.1%
United Mexican States
4.13%, 1/21/2026 (c)	261,000	264,915
4.50%, 4/22/2029	200,000	201,500
2.66%, 5/24/2031	235,000	203,157
8.30%, 8/15/2031	24,000	31,002
6.05%, 1/11/2040	86,000	90,343
4.75%, 3/8/2044	76,000	68,362
4.60%, 1/23/2046	528,000	458,832
5.75%, 10/12/2110	78,000	71,721
		1,389,832
Morocco — 0.5%
Kingdom of Morocco
3.00%, 12/15/2032 (a)	200,000	156,500
4.00%, 12/15/2050 (a)	200,000	137,750
		294,250

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Nigeria — 3.7%
Federal Republic of Nigeria
7.63%, 11/21/2025 (a)	586,000	556,700
6.50%, 11/28/2027 (a)	263,000	222,892
6.13%, 9/28/2028 (a)	496,000	403,558
7.14%, 2/23/2030 (a)	206,000	168,920
7.38%, 9/28/2033 (a)	200,000	156,288
7.70%, 2/23/2038 (a)	451,000	335,431
7.63%, 11/28/2047 (a)	824,000	591,220
		2,435,009
Oman — 5.7%
Oman Sovereign Sukuk SAOC
4.40%, 6/1/2024 (a)	346,000	343,837
5.93%, 10/31/2025 (a)	333,000	344,655
4.88%, 6/15/2030 (a)	201,000	199,241
Sultanate of Oman Government Bond
4.75%, 6/15/2026 (b)	268,000	262,640
5.38%, 3/8/2027 (b)	379,000	379,000
6.00%, 8/1/2029 (b)	221,000	224,315
6.00%, 8/1/2029 (a)	248,000	251,720
6.25%, 1/25/2031 (a)	1,156,000	1,187,790
6.50%, 3/8/2047 (b)	229,000	207,818
6.75%, 1/17/2048 (a)	350,000	325,500
		3,726,516
Pakistan — 1.5%
Islamic Republic of Pakistan
8.25%, 4/15/2024 (a)	270,000	217,654
6.00%, 4/8/2026 (a)	310,000	229,434
6.88%, 12/5/2027 (a)	400,000	295,825
6.88%, 12/5/2027 (b)	342,000	252,930
		995,843
Panama — 1.9%
Republic of Panama
3.88%, 3/17/2028	207,000	202,705
3.16%, 1/23/2030	200,000	184,475
2.25%, 9/29/2032	231,000	189,535
6.70%, 1/26/2036	72,000	81,756
4.30%, 4/29/2053	296,000	251,563
3.87%, 7/23/2060	414,000	316,141
		1,226,175
Paraguay — 1.0%
Republic of Paraguay
4.95%, 4/28/2031 (a) (c)	200,000	194,412
6.10%, 8/11/2044 (a)	262,000	250,095
5.40%, 3/30/2050 (a)	200,000	170,663
		615,170

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Peru — 1.9%
Republic of Peru
7.35%, 7/21/2025	321,000	352,157
4.13%, 8/25/2027	168,000	168,031
2.78%, 1/23/2031	192,000	169,596
1.86%, 12/1/2032	100,000	79,331
8.75%, 11/21/2033	8,000	10,587
3.00%, 1/15/2034	8,000	6,856
6.55%, 3/14/2037	54,000	62,144
3.30%, 3/11/2041	40,000	32,340
5.63%, 11/18/2050	66,000	73,252
2.78%, 12/1/2060	123,000	83,894
3.23%, 7/28/2121	331,000	224,418
		1,262,606
Philippines — 2.2%
Republic of Philippines
10.63%, 3/16/2025	232,000	275,235
9.50%, 2/2/2030	160,000	211,418
2.46%, 5/5/2030	1,000	896
6.38%, 1/15/2032	159,000	184,060
6.38%, 10/23/2034	196,000	229,832
3.95%, 1/20/2040	200,000	184,772
3.70%, 3/1/2041	200,000	178,272
3.70%, 2/2/2042	200,000	177,772
		1,442,257
Poland — 0.6%
Republic of Poland
4.00%, 1/22/2024	138,000	139,406
3.25%, 4/6/2026	221,000	217,934
		357,340
Qatar — 2.2%
State of Qatar
3.38%, 3/14/2024 (a)	450,000	453,375
4.00%, 3/14/2029 (a)	212,000	219,950
9.75%, 6/15/2030 (a)	56,000	79,800
6.40%, 1/20/2040 (a)	150,000	187,500
4.63%, 6/2/2046 (b)	276,000	290,145
5.10%, 4/23/2048 (a)	200,000	221,500
		1,452,270
Romania — 1.0%
Romania Government Bond
4.38%, 8/22/2023 (a)	8,000	8,037
3.00%, 2/14/2031 (a)	326,000	274,003
3.63%, 3/27/2032 (a)	56,000	47,961
6.13%, 1/22/2044 (a)	32,000	32,436

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Romania—continued
5.13%, 6/15/2048 (b)	106,000	96,049
4.00%, 2/14/2051 (a)	212,000	162,948
		621,434
Saudi Arabia — 3.4%
Kingdom of Saudi Arabia
2.88%, 3/4/2023 (a)	28,000	28,084
4.00%, 4/17/2025 (a)	495,000	504,157
3.63%, 3/4/2028 (a)	110,000	111,100
4.50%, 4/17/2030 (b)	282,000	299,272
2.25%, 2/2/2033 (a)	200,000	175,500
4.63%, 10/4/2047 (a)	254,000	249,238
4.63%, 10/4/2047 (b)	247,000	242,369
3.25%, 11/17/2051 (a)	200,000	162,000
4.50%, 4/22/2060 (a)	270,000	262,575
KSA Sukuk Ltd. 2.25%, 5/17/2031 (a)	200,000	179,750
		2,214,045
Senegal — 0.3%
Republic of Senegal 6.75%, 3/13/2048 (a)	216,000	166,428
Serbia, Republic Of — 0.3%
Republic of Serbia 2.13%, 12/1/2030 (a)	230,000	176,640
South Africa — 4.4%
Republic of South Africa
4.67%, 1/17/2024	150,000	151,575
5.88%, 9/16/2025	518,000	534,123
4.30%, 10/12/2028	393,000	363,230
4.85%, 9/30/2029	400,000	371,075
5.88%, 6/22/2030	200,000	198,163
5.88%, 4/20/2032	275,000	261,250
5.38%, 7/24/2044	200,000	160,850
5.00%, 10/12/2046	412,000	309,721
5.65%, 9/27/2047	349,000	282,101
5.75%, 9/30/2049	274,000	220,570
		2,852,658
Trinidad And Tobago — 0.3%
Republic of Trinidad and Tobago 4.50%, 8/4/2026 (a)	200,000	192,162
Tunisia — 0.2%
Tunisian Republic 5.75%, 1/30/2025 (a)	200,000	118,288
Turkey — 8.0%
Hazine Mustesarligi Varlik Kiralama A/S
5.00%, 4/6/2023 (a)	400,000	396,325
4.49%, 11/25/2024 (b)	1,000	945
5.13%, 6/22/2026 (a)	200,000	181,663
Republic of Turkey
7.25%, 12/23/2023	200,000	199,413
5.75%, 3/22/2024	275,000	263,622

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Turkey—continued
7.38%, 2/5/2025	193,000	187,246
4.25%, 3/13/2025	310,000	278,089
4.75%, 1/26/2026	624,000	546,000
4.25%, 4/14/2026	256,000	218,368
6.00%, 3/25/2027	470,000	414,422
7.63%, 4/26/2029	200,000	184,038
11.88%, 1/15/2030	261,000	298,812
5.95%, 1/15/2031	600,000	482,362
5.88%, 6/26/2031	285,000	227,074
6.50%, 9/20/2033 (c)	200,000	161,538
8.00%, 2/14/2034 (c)	144,000	135,747
6.75%, 5/30/2040	517,000	405,134
6.63%, 2/17/2045	455,000	343,468
5.75%, 5/11/2047	433,000	296,551
		5,220,817
United Arab Emirates — 1.7%
United Arab Emirates Government Bond
2.50%, 4/16/2025 (a)	200,000	196,475
3.13%, 10/11/2027 (a)	300,000	300,431
1.88%, 9/15/2031 (a)	472,000	414,711
3.13%, 9/30/2049 (b)	265,000	218,923
		1,130,540
Uruguay — 1.6%
Oriental Republic of Uruguay
4.50%, 8/14/2024	110,000	112,083
4.38%, 10/27/2027	176,000	182,413
4.38%, 1/23/2031	76,000	79,315
7.63%, 3/21/2036	169,000	218,359
5.10%, 6/18/2050	24,000	25,565
4.98%, 4/20/2055	381,000	399,288
		1,017,023
Vietnam — 0.3%
Socialist Republic of Vietnam 4.80%, 11/19/2024 (b)	200,000	201,850
Total Foreign Government Securities (Cost $63,086,436)		56,138,271
Corporate Bonds — 12.2%
Azerbaijan — 0.6%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (b)	393,000	406,951
Bahrain — 0.3%
Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027 (b)	203,000	206,781
Brazil — 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.75%, 9/26/2023 (b)	280,000	288,452

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chile — 0.7%
Corp. Nacional del Cobre de Chile
4.38%, 2/5/2049 (a)	200,000	179,350
3.70%, 1/30/2050 (a)	320,000	258,260
		437,610
China — 1.7%
CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027 (a)	200,000	195,064
Sinopec Group Overseas Development 2017 Ltd. 3.63%, 4/12/2027 (b)	200,000	199,016
Sinopec Group Overseas Development 2018 Ltd. 2.15%, 5/13/2025 (a)	396,000	382,207
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/2027 (b)	2,000	1,985
1.63%, 8/5/2030 (a)	400,000	333,788
		1,112,060
Indonesia — 1.2%
Indonesia Asahan Aluminium Persero PT 5.45%, 5/15/2030 (a)	200,000	202,300
Pertamina Persero PT 1.40%, 2/9/2026 (a)	238,000	215,692
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
6.15%, 5/21/2048 (a)	201,000	198,709
4.00%, 6/30/2050 (a)	200,000	153,600
		770,301
Kazakhstan — 0.4%
KazMunayGas National Co. JSC 6.38%, 10/24/2048 (a)	257,000	233,115
Malaysia — 1.1%
Petronas Capital Ltd.
2.48%, 1/28/2032 (a)	200,000	173,340
4.55%, 4/21/2050 (a)	320,000	315,488
3.40%, 4/28/2061 (a)	306,000	238,830
		727,658
Mexico — 1.8%
Mexico City Airport Trust 5.50%, 7/31/2047 (a)	209,000	157,795
Petroleos Mexicanos
4.50%, 1/23/2026	88,000	82,051
6.70%, 2/16/2032	536,000	461,705
6.63%, 6/15/2035	370,000	296,222
6.50%, 6/2/2041	24,000	17,570
6.75%, 9/21/2047	16,000	11,467
7.69%, 1/23/2050	48,000	37,200
6.95%, 1/28/2060	151,000	108,343
		1,172,353
Panama — 0.3%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (a)	200,000	167,038
Peru — 0.2%
Petroleos del Peru SA 5.63%, 6/19/2047 (b)	200,000	154,750
Philippines — 0.3%
Power Sector Assets & Liabilities Management Corp. 7.39%, 12/2/2024 (a)	156,000	168,870

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Qatar — 0.9%
Qatar Energy
3.13%, 7/12/2041 (a)	300,000	250,275
3.30%, 7/12/2051 (a)	400,000	326,450
		576,725
South Africa — 0.8%
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023 (b)	2,000	1,963
7.13%, 2/11/2025 (b)	327,000	311,018
6.35%, 8/10/2028 (b)	240,000	235,500
		548,481
United Arab Emirates — 1.5%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047 (a)	222,000	215,937
DP World Ltd. 6.85%, 7/2/2037 (a)	370,000	400,248
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (a)	200,000	184,725
2.88%, 5/21/2030 (a)	201,000	185,711
		986,621
Total Corporate Bonds (Cost $9,274,905)		7,957,766
	SHARES
Short-Term Investments — 2.0%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (d) (e)(Cost $318,090)	318,090	318,090
Investment of Cash Collateral from Securities Loaned — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (d) (e)(Cost $981,275)	981,275	981,275
Total Short-Term Investments (Cost $1,299,365)		1,299,365
Total Investments — 100.5% (Cost $73,660,706)		65,395,402
Liabilities in Excess of Other Assets — (0.5)%		(298,127)
NET ASSETS — 100.0%		65,097,275

Percentages indicated are based on net assets.

Abbreviations
CJSC	Closed Joint Stock Company
GMTN	Global Medium Term Note
JSC	Joint Stock Company
PT	Limited liability company
SPC	Special purpose company
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 is $948,621.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of May 31, 2022.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
B.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$7,957,766	$—	$7,957,766
Foreign Government Securities	—	56,138,271	—	56,138,271
Short-Term Investments
Investment Companies	318,090	—	—	318,090
Investment of Cash Collateral from Securities Loaned	981,275	—	—	981,275
Total Short-Term Investments	1,299,365	—	—	1,299,365
Total Investments in Securities	$1,299,365	$64,096,037	$—	$65,395,402
C.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (a) (b)	$177,868	$2,682,563	$2,542,341	$—	$—	$318,090	318,090	$391	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (a) (b)	786,418	5,627,906	5,433,049	—	—	981,275	981,275	858	—
Total	$964,286	$8,310,469	$7,975,390	$—	$—	$1,299,365		$1,249	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.